Investment Objectives and Goals	May 28, 2026
Corgi All World 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi All World 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi All World 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total World Stock Index Fund ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Brazil 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Brazil 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Brazil 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI Brazil ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi China 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi China 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi China 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares China Large-Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Chinese Internet 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Chinese Internet 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Chinese Internet 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the KraneShares CSI China Internet ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with KraneShares, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Emerging Markets 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Emerging Markets 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Emerging Markets 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard FTSE Emerging Markets ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Europe Equities 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Europe Equities 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Europe Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard FTSE Europe ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Ex-U.S. Equities 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Ex-U.S. Equities 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Ex-U.S. Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total International Stock ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi India 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi India 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi India 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI India ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Large-Cap 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Large-Cap 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Large-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard S&P 500 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Mega-Cap Growth 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Mega-Cap Growth 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Mega-Cap Growth 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Mega Cap Growth ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Mid-Cap 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Mid-Cap 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Mid-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Mid-Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Small-Cap 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Small-Cap 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Small-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Small-Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi South Korea 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi South Korea 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi South Korea 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI South Korea ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Taiwan 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Taiwan 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Taiwan 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI Taiwan ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Consumer Discretionary 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Consumer Discretionary 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Consumer Discretionary 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Consumer Discretionary Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Consumer Staples 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Consumer Staples 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Consumer Staples 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Consumer Staples Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Biotech 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Biotech 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Biotech 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the SPDR S&P Biotech ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Energy 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Energy 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Energy 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Energy Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Total U.S. Market 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Total U.S. Market 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Total U.S. Market 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total Stock Market ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Financials 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Financials 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Financials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Financial Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Growth 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Growth 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Growth 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Growth ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Healthcare 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Healthcare 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Healthcare 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Health Care Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Industrials 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Industrials 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Industrials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Industrial Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with the State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Infrastructure 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Global X U.S. Infrastructure Development ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Global X, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Materials 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Materials 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Materials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Materials Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Micro-Cap 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Micro-Cap 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Micro-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares Micro-Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
U.S. Real Estate 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Real Estate 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Real Estate 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Real Estate Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Regional Banks 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Regional Banks 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Regional Banks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street SPDR S&P Regional Banking ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Semiconductors 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Semiconductors 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Semiconductors 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the VanEck Semiconductor ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with VanEck, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Technology 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Technology 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Technology Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi U.S. Utilities 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. Utilities 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. Utilities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Utilities Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi All Commodities 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi All Commodities 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi All Commodities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Invesco, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.
Corgi Aerospace & Commercial Aviation 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Aerospace & Commercial Aviation 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Aerospace & Commercial Aviation 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Aerospace & Commercial Aviation ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AI Cybersecurity 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi AI Cybersecurity 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Cybersecurity ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Battery Energy Storage Systems 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Battery Energy Storage Systems 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Battery Energy Storage Systems 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Battery Energy Storage Systems ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Bay Area Based 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Bay Area Based 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Bay Area Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Bay Area Based ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Beauty, Skincare & Aesthetics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Beauty, Skincare & Aesthetics ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Coffee & Energy Drinks 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Coffee & Energy Drinks 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Coffee & Energy Drinks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Coffee & Energy Drinks ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Crypto Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Crypto Infrastructure 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Crypto Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Crypto Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Data And Surveillance 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Data & Surveillance 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Data & Surveillance 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Data & Surveillance ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Genomics & Precision Medicine 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Genomics & Precision Medicine 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Genomics & Precision Medicine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Genomics & Precision Medicine ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi High Voltage Grid Equipment 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi High Voltage Grid Equipment 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi High Voltage Grid Equipment 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi High Voltage Grid Equipment ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Lifestyle Brands 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Lifestyle Brands 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Lifestyle Brands 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Lifestyle Brands ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Longevity Consumer 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Longevity Consumer 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Longevity Consumer 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Longevity Consumer ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Mag 7 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Mag 7 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Mag 7 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Mag 7 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Natural Gas Power & Turbines 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Natural Gas Power & Turbines 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Natural Gas Power & Turbines 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Natural Gas Power & Turbines ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi NYC Based 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi NYC Based 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi NYC Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi NYC Based ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Ports, Rail & Freight 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Ports, Rail & Freight 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Ports, Rail & Freight 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ports, Rail & Freight ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Robots & Humanoids 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Robots & Humanoids 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Robots & Humanoids 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Robots & Humanoids ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Shipping & Global Logistics 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Shipping & Global Logistics 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Shipping & Global Logistics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Shipping & Global Logistics ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Sports Betting & Gambling 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Sports Betting & Gambling 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Sports Betting & Gambling 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Sports Betting & Gambling ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Travel And Leisure 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Travel & Leisure 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Travel & Leisure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Travel & Leisure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi U.S. War Machine 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi U.S. War Machine 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi U.S. War Machine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi U.S. War Machine ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Buy Now Pay Later 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Buy Now Pay Later 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Buy Now Pay Later 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Buy Now Pay Later ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Space & Satellite Communications 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Space & Satellite Communications 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Space & Satellite Communications 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Space & Satellite Communications ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi IP Licensing & Royalties 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi IP Licensing & Royalties 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi IP Licensing & Royalties 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi IP Licensing & Royalties ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Drones & Urban Air Mobility 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Drones & Urban Air Mobility 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Drones & Urban Air Mobility 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Drones & Urban Air Mobility ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Digital Banking & Fintech Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi AGIX 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Corgi AGIX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the KraneShares Artificial Intelligence & Technology ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with KraneShares, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Lithography & Semiconductor Photonics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Lithography & Semiconductor Photonics ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.
Corgi Quantum Computing 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Quantum Computing 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Quantum Computing 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Quantum Computing ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.